ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES

NOTE 18. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2010	2011
Accrued advertising expenses	$770	$717
Accrued royalties	1,499	1,269
Accrued professional fees	3,676	3,263
Purchase price adjustment accrual to BetClic	2,326	2,326
Other	2,715	3,059

	$10,986	$10,634